SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9%
	AEROSPACE & DEFENSE - 4.3%
28,751	StandardAero, Inc.(a)	$ 750,976

	BEVERAGES - 4.8%
54,128	Primo Brands Corporation	849,268

	COMMERCIAL SUPPORT SERVICES - 5.4%
4,201	Clean Harbors, Inc.(a)	955,980

	CONSTRUCTION MATERIALS - 4.9%
1,400	Martin Marietta Materials, Inc.	872,536

	ELECTRICAL EQUIPMENT - 6.7%
5,982	AMETEK, Inc.	1,183,778

	ENGINEERING & CONSTRUCTION - 3.8%
1,425	Quanta Services, Inc.	662,454

	HEALTH CARE FACILITIES & SERVICES - 8.6%
20,425	Henry Schein, Inc.(a)(b)	1,523,092

	HEALTH CARE REIT - 4.9%
4,115	Welltower, Inc.	856,825

	HOME & OFFICE PRODUCTS - 4.7%
9,058	Somnigroup International, Inc.	828,988

	INDUSTRIAL SUPPORT SERVICES - 5.2%
23,082	API Group Corporation(a)	913,124

	INSTITUTIONAL FINANCIAL SERVICES - 4.3%
4,778	Intercontinental Exchange, Inc.	751,579

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	INSURANCE - 3.5%
1,741	Aon PLC, Class A	$ 616,175

	MEDICAL EQUIPMENT & DEVICES - 12.9%
5,830	Alcon, Inc.	462,377
4,232	Danaher Corporation	959,733
3,194	STERIS PLC	850,499
		2,272,609
	OIL & GAS PRODUCERS - 6.6%
19,131	Williams Companies, Inc. (The)	1,165,652

	REAL ESTATE SERVICES - 4.3%
4,729	CBRE Group, Inc., Class A(a)	765,294

	SPECIALTY FINANCE - 8.3%
4,156	Capital One Financial Corporation	910,455
19,083	SLM Corporation	559,132
		1,469,587
	TECHNOLOGY SERVICES - 4.7%
458	Fair Isaac Corporation(a)	827,070

	TOTAL COMMON STOCKS (Cost $15,108,567)	17,264,987

	SHORT-TERM INVESTMENT — 2.4%
	MONEY MARKET FUNDS - 2.4%
421,101	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.92% (Cost $421,101)(c)	421,101

	TOTAL INVESTMENTS - 100.3% (Cost $15,529,668)	$ 17,686,088
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(59,129)
	NET ASSETS - 100.0%	$ 17,626,959

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2025 was $1,521,555. Collateral received from the borrower not disclosed in the schedule of investments had a value of $1,552,282 on November 30, 2025.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2025.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8%
	ADVERTISING & MARKETING - 2.6%
1,777	AppLovin Corporation, Class A(a)	$ 1,065,276

	AEROSPACE & DEFENSE - 0.6%
790	General Electric Company	235,776

	ASSET MANAGEMENT - 1.9%
8,470	Charles Schwab Corporation (The)	785,423

	AUTOMOTIVE - 1.8%
1,750	Tesla, Inc.(a)	752,798

	BIOTECHNOLOGY & PHARMACEUTICAL - 4.0%
990	AbbVie, Inc.	225,423
765	Eli Lilly & Company	822,735
8,806	Exelixis, Inc.(a)	388,961
3,080	Halozyme Therapeutics, Inc.(a)(b)	219,912
		1,657,031
	E-COMMERCE DISCRETIONARY - 4.6%
7,065	Amazon.com, Inc.(a)	1,647,699
2,240	Wayfair, Inc., Class A(a)(b)	248,192
		1,895,891
	ELECTRICAL EQUIPMENT - 1.6%
1,620	Rockwell Automation, Inc.	641,293

	ENGINEERING & CONSTRUCTION - 1.3%
900	EMCOR Group, Inc.	553,563

	HEALTH CARE FACILITIES & SERVICES - 3.1%
1,500	HCA Healthcare, Inc.	762,435
590	McKesson Corporation	519,861
		1,282,296
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
3,100	Houlihan Lokey, Inc.	543,740

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	INSURANCE - 2.5%
1,620	Allstate Corporation (The)	$ 345,028
3,070	Progressive Corporation (The)	702,385
		1,047,413
	INTERNET MEDIA & SERVICES - 13.6%
2,800	Alphabet, Inc., Class A	896,504
2,800	Alphabet, Inc., Class C	896,336
205	Booking Holdings, Inc.	1,007,511
2,235	Meta Platforms, Inc., Class A	1,448,168
4,600	Netflix, Inc.(a)	494,868
2,610	Roku, Inc.(a)	252,622
6,650	Uber Technologies, Inc.(a)	582,141
		5,578,150
	LEISURE FACILITIES & SERVICES - 1.8%
9,610	Carnival Corporation(a)	247,746
7,000	Las Vegas Sands Corporation	477,120
		724,866
	MEDICAL EQUIPMENT & DEVICES - 1.7%
2,745	ResMed, Inc.	702,253

	RETAIL - CONSUMER STAPLES - 1.1%
490	Costco Wholesale Corporation	447,659

	RETAIL - DISCRETIONARY - 1.7%
1,895	Carvana Company(a)	709,678

	SEMICONDUCTORS - 16.1%
945	Advanced Micro Devices, Inc.(a)	205,566
1,320	Applied Materials, Inc.	332,970
5,045	Broadcom, Inc.	2,032,933
1,270	Lam Research Corporation	198,120
19,505	NVIDIA Corporation	3,452,384
2,350	QUALCOMM, Inc.	395,012
		6,616,985

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	SOFTWARE - 20.9%
5,430	Atlassian Corporation, Class A(a)	$ 811,894
790	Autodesk, Inc.(a)	239,639
2,550	DocuSign, Inc.(a)	176,843
7,730	Dropbox, Inc., Class A(a)	230,972
4,200	Elastic N.V.(a)	296,226
2,180	Guidewire Software, Inc.(a)	470,836
5,036	Microsoft Corporation	2,477,761
5,700	Okta, Inc.(a)	457,881
1,770	Oracle Corporation	357,452
1,480	Palantir Technologies, Inc., Class A(a)	249,306
1,270	Palo Alto Networks, Inc.(a)(b)	241,465
11,150	Pegasystems, Inc.(b)	610,686
1,090	Salesforce, Inc.	251,289
2,850	Snowflake, Inc., Class A(a)	716,034
61,020	UiPath, Inc., Class A(a)	845,736
690	Veeva Systems, Inc., Class A(a)	165,800
		8,599,820
	TECHNOLOGY HARDWARE - 15.1%
12,617	Apple, Inc.	3,518,250
6,620	Arista Networks, Inc.(a)	865,102
3,470	Jabil, Inc.	731,164
3,430	Lumentum Holdings, Inc.(a)(b)	1,115,299
		6,229,815
	TECHNOLOGY SERVICES - 1.5%
630	Mastercard, Inc., Class A	346,834
600	Morningstar, Inc.	128,916
480	Visa, Inc., Class A	160,531
		636,281

	TOTAL COMMON STOCKS (Cost $30,076,737)	40,706,007

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
SHORT-TERM INVESTMENT — 1.5%
MONEY MARKET FUND - 1.5%
606,440	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.92% (Cost $606,440)(c)	$ 606,440

	TOTAL INVESTMENTS - 100.3% (Cost $30,683,177)	$ 41,312,447
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(133,186)
	NET ASSETS - 100.0%	$ 41,179,261

ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2025 was $2,047,941. Collateral received from the borrower not disclosed in the schedule of investments had a value of $2,095,078 on November 30, 2025.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2025.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 5.7%
185	Axon Enterprise, Inc.(a)	$ 99,926
465	Curtiss-Wright Corporation	262,394
3,250	Hexcel Corporation	247,748
		610,068
	APPAREL & TEXTILE PRODUCTS - 1.5%
1,865	PVH Corporation	158,077

	ASSET MANAGEMENT - 3.5%
560	Ares Management Corporation, Class A	87,836
6,695	Blue Owl Capital, Inc.(b)	100,425
1,445	Robinhood Markets, Inc., Class A(a)	185,668
		373,929
	BANKING - 6.1%
3,995	Cadence Bank	159,161
100	Comerica, Inc.	8,038
2,030	Western Alliance Bancorp	165,506
6,015	Zions Bancorp NA	320,178
		652,883
	COMMERCIAL SUPPORT SERVICES - 1.3%
640	Republic Services, Inc.	138,918

	CONSTRUCTION MATERIALS - 2.1%
740	Vulcan Materials Company	219,957

	DIVERSIFIED INDUSTRIALS - 1.7%
210	Parker-Hannifin Corporation	180,957

	ELECTRIC UTILITIES - 12.4%
4,480	Alliant Energy Corporation	311,226
4,100	CMS Energy Corporation	309,304
3,960	Evergy, Inc.	307,494
235	Talen Energy Corporation(a)	92,653
2,730	WEC Energy Group, Inc.	305,951
		1,326,628

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	ELECTRICAL EQUIPMENT - 9.9%
615	Allegion plc	$ 102,108
680	AMETEK, Inc.	134,565
125	GE Vernova, Inc.	74,971
910	Hubbell, Inc.	392,602
6,695	Mirion Technologies, Inc.(a)	174,204
350	Rockwell Automation, Inc.	138,551
305	Vertiv Holdings Company, Class A	54,818
		1,071,819
	ENGINEERING & CONSTRUCTION - 2.1%
2,135	Arcosa, Inc.	227,463

	HEALTH CARE FACILITIES & SERVICES - 2.1%
985	IQVIA Holdings, Inc.(a)	226,560

	HOME & OFFICE PRODUCTS - 1.2%
1,345	SharkNinja, Inc.(a)	131,232

	HOME CONSTRUCTION - 4.7%
805	DR Horton, Inc.	128,003
3,110	Masco Corporation	201,746
1,310	Toll Brothers, Inc.	183,177
		512,926
	INDUSTRIAL INTERMEDIATE PROD - 1.1%
285	Valmont Industries, Inc.	117,696

	INDUSTRIAL SUPPORT SERVICES - 2.6%
1,590	Herc Holdings, Inc.(b)	213,490
245	WESCO International, Inc.	65,515
		279,005
	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
2,965	Nasdaq, Inc.	269,578

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INTERNET MEDIA & SERVICES - 1.0%
535	DoorDash, Inc., Class A(a)	$ 106,128

	LEISURE FACILITIES & SERVICES - 1.1%
2,255	Carnival Corporation(a)	58,134
205	Royal Caribbean Cruises Ltd.	54,581
		112,715
	MACHINERY - 7.5%
770	Crane Company	141,103
3,255	Flowserve Corporation	232,244
3,785	Helios Technologies, Inc.	204,352
935	Lincoln Electric Holdings, Inc.	223,867
		801,566
	MEDICAL EQUIPMENT & DEVICES - 1.5%
1,020	Agilent Technologies, Inc.	156,570

	OIL & GAS SERVICES & EQUIPMENT - 2.1%
4,975	TechnipFMC plc	225,169

	REAL ESTATE SERVICES - 2.0%
12,890	Cushman & Wakefield Ltd.(a)	215,908

	RENEWABLE ENERGY - 1.4%
9,765	Eos Energy Enterprises, Inc.(a)(b)	146,963

	RETAIL - CONSUMER STAPLES - 1.4%
1,640	BJ's Wholesale Club Holdings, Inc.(a)	146,337

	RETAIL - DISCRETIONARY - 3.9%
14	AutoZone, Inc.(a)	55,361
1,080	Burlington Stores, Inc.(a)	272,408
1,360	Floor & Decor Holdings, Inc., Class A(a)	86,523
		414,292
	SEMICONDUCTORS - 6.2%
915	Coherent Corp.(a)	150,298

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SEMICONDUCTORS - 6.2% (Continued)
2,310	Marvell Technology, Inc.	$ 206,514
329	Monolithic Power Systems, Inc.	305,368
		662,180
	SPECIALTY FINANCE - 4.9%
3,370	First American Financial Corporation	221,611
9,675	Rocket Companies, Inc., Class A	193,307
1,425	Synchrony Financial	110,238
		525,156
	STEEL - 1.8%
1,240	Nucor Corporation	197,768

	TECHNOLOGY HARDWARE - 1.0%
320	Ciena Corporation(a)	65,347
100	Fabrinet(a)	45,941
		111,288
	TRANSPORTATION & LOGISTICS - 1.1%
805	XPO, Inc.(a)	114,358

	WHOLESALE - CONSUMER STAPLES - 2.0%
2,210	Performance Food Group Company(a)	214,525
	TOTAL COMMON STOCKS (Cost $8,631,470)	10,648,619

	SHORT-TERM INVESTMENT — 0.9%
	MONEY MARKET FUND - 0.9%
100,940	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.92% (Cost $100,940)(c)	100,940

	TOTAL INVESTMENTS - 100.3% (Cost $8,732,410)	$ 10,749,559
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(31,067)
	NET ASSETS - 100.0%	$ 10,718,492

LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2025 was $386,221. Collateral received from the borrower not disclosed in the schedule of investments had a value of $394,382 on November 30, 2025.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2025.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8%
	AEROSPACE & DEFENSE - 0.7%
854	Astronics Corporation(a)	$ 46,603

	APPAREL & TEXTILE PRODUCTS - 0.5%
2,954	Figs, Inc., Class A(a)	28,920

	ASSET MANAGEMENT - 1.8%
1,174	Acadian Asset Management, Inc.	52,642
1,477	Artisan Partners Asset Management, Inc., Class A(b)	61,266
		113,908
	AUTOMOTIVE - 1.8%
3,096	Garrett Motion, Inc.	51,177
623	Visteon Corporation	64,325
		115,502
	BANKING - 10.8%
676	BancFirst Corporation	74,928
623	City Holding Company	75,576
605	Home Bancorp, Inc.	33,559
1,441	Independent Bank Corporation (MA)	103,824
1,655	Origin Bancorp, Inc.	60,225
445	Park National Corporation	68,330
1,281	Seacoast Banking Corporation of Florida	40,428
1,744	SmartFinancial, Inc.	63,237
1,352	Southern First Bancshares, Inc., 151938513(a)	68,628
1,157	Texas Capital Bancshares, Inc.(a)	104,328
		693,063
	BIOTECH & PHARMA - 7.6%
11,067	Allogene Therapeutics, Inc.(a)	16,158
4,448	Arvinas, Inc.(a)	55,978
747	Collegium Pharmaceutical, Inc.(a)	34,870
854	Mirum Pharmaceuticals, Inc.(a)	62,385
2,277	Mural Oncology PLC(a)	67,354
1,922	Phibro Animal Health Corporation, Class A	80,493
2,402	Rigel Pharmaceuticals, Inc.(a)	121,276

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	BIOTECH & PHARMA - 7.6% (Continued)
925	Supernus Pharmaceuticals, Inc.(a)	$ 42,171
		480,685
	CHEMICALS - 2.0%
7,722	Mativ Holdings, Inc.	96,448
356	Rogers Corporation(a)	29,836
		126,284
	COMMERCIAL SUPPORT SERVICES - 1.6%
1,032	Alarm.com Holdings, Inc.(a)	53,623
4,982	Quad/Graphics, Inc.	28,597
374	TriNet Group, Inc.	21,916
		104,136
	CONSUMER SERVICES - 1.0%
2,544	Coursera, Inc.(a)	20,225
694	Stride, Inc.(a)(b)	44,090
		64,315
	ELECTRICAL EQUIPMENT - 7.5%
463	Advanced Energy Industries, Inc.	97,781
1,975	Allient, Inc.	106,374
498	Bloom Energy Corporation, Class A(a)	54,402
1,192	NEXTracker, Inc., Class A(a)	109,210
160	Powell Industries, Inc.(b)	51,715
249	SPX Technologies, Inc.(a)	53,545
		473,027
	ENGINEERING & CONSTRUCTION - 6.7%
125	Comfort Systems USA, Inc.	122,118
160	EMCOR Group, Inc.	98,411
2,758	Great Lakes Dredge & Dock Corporation(a)	35,220
747	Primoris Services Corporation	94,540
214	Sterling Infrastructure, Inc.(a)	73,682
		423,971
	GAS & WATER UTILITIES - 1.5%
2,011	New Jersey Resources Corporation	96,689

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.0%
818	HealthEquity, Inc.(a)	$ 86,037
107	Medpace Holdings, Inc.(a)	63,393
1,566	Option Care Health, Inc.(a)	48,703
2,331	Pediatrix Medical Group, Inc.(a)	56,154
		254,287
	HOME CONSTRUCTION - 0.7%
1,495	Interface, Inc.	41,725

	HOTEL REIT - 1.3%
7,366	Pebblebrook Hotel Trust	83,530

	HOUSEHOLD PRODUCTS - 1.3%
2,918	Central Garden & Pet Company, Class A(a)	90,283

	INDUSTRIAL SUPPORT SERVICES - 0.8%
1,512	Resideo Technologies, Inc.(a)	49,881

	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
836	Moelis & Company, Class A	53,646
605	StoneX Group, Inc.(a)	54,819
		108,465
	INSURANCE - 2.2%
658	Jackson Financial, Inc.	64,491
2,028	United Fire Group, Inc.	74,123
		138,614
	INTERNET MEDIA & SERVICES - 0.6%
1,459	EverQuote, Inc.(a)	38,503

	LEISURE FACILITIES & SERVICES - 1.4%
391	Brinker International, Inc.(a)	60,132
1,157	Life Time Group Holdings, Inc.(a)	32,303
		92,435

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	LEISURE PRODUCTS - 0.2%
2,100	Peloton Interactive, Inc., Class A(a)(b)	$ 14,259

	MACHINERY - 2.4%
836	Helios Technologies, Inc.	45,136
391	Watts Water Technologies, Inc., Class A	107,869
		153,005
	MEDICAL EQUIPMENT & DEVICES - 2.3%
1,708	BioLife Solutions, Inc.(a)	45,262
996	Omnicell, Inc.(a)	36,364
1,406	Veracyte, Inc.(a)	66,560
		148,186
	METALS & MINING - 4.2%
4,217	Coeur Mining, Inc.(a)	72,828
4,573	Hecla Mining Company	76,918
5,107	SSR Mining, Inc.(a)	118,891
		268,637
	MORTGAGE FINANCE - 0.7%
5,587	Invesco Mortgage Capital, Inc.(b)	45,813

	OIL & GAS PRODUCERS - 0.4%
480	California Resources Corporation	22,934

	OIL & GAS SERVICES & EQUIPMENT - 1.5%
2,082	Ranger Energy Services, Inc.	28,128
1,370	Solaris Oilfield Infrastructure, Inc., CLASS A	65,609
		93,737
	REAL ESTATE SERVICES - 1.1%
4,039	Newmark Group, Inc., Class A	70,198

	RENEWABLE ENERGY - 1.0%
3,238	Sunrun, Inc.(a)	65,570

	RETAIL - DISCRETIONARY - 1.4%
1	Builders FirstSource, Inc.(a)	112

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	RETAIL - DISCRETIONARY - 1.4% (Continued)
1,228	Urban Outfitters, Inc.(a)	$ 90,958
		91,070
	SEMICONDUCTORS - 1.6%
2,277	Kulicke & Soffa Industries, Inc.	102,715

	SOFTWARE - 5.6%
569	Appian Corporation, Class A(a)	22,988
552	Blackbaud, Inc.(a)	31,122
6,477	Freshworks, Inc., Class A(a)	78,630
7,420	Health Catalyst, Inc.(a)	22,186
961	IonQ, Inc.(a)(b)	47,377
1,690	Phreesia, Inc.(a)	34,628
445	Q2 Holdings, Inc.(a)	32,098
338	Qualys, Inc.(a)	47,607
1,050	Waystar Holding Corporation(a)(b)	38,756
		355,392
	SPECIALTY FINANCE - 2.9%
836	Bread Financial Holdings, Inc.	56,622
2,153	LendingClub Corporation(a)	38,969
818	LendingTree, Inc.(a)	46,651
1,014	Upstart Holdings, Inc.(a)(b)	45,589
		187,831
	SPECIALTY REIT - 1.2%
4,964	Postal Realty Trust, Inc., Class A	77,141

	STEEL - 2.1%
249	Carpenter Technology Corporation	79,316
961	Northwest Pipe Company(a)	56,334
		135,650
	TECHNOLOGY HARDWARE - 5.7%
765	Credo Technology Group Holding Ltd.(a)	135,865
267	Fabrinet(a)	122,662
231	InterDigital, Inc.	82,640

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	TECHNOLOGY HARDWARE - 5.7% (Continued)
2,171	PagerDuty, Inc.(a)	$ 26,052
		367,219
	TECHNOLOGY SERVICES - 3.2%
1,032	MAXIMUS, Inc.	88,845
4,893	Remitly Global, Inc.(a)	66,276
2,865	StoneCompany Ltd.(a)(b)	48,275
		203,396
	WHOLESALE - CONSUMER STAPLES - 1.1%
1,815	United Natural Foods, Inc.(a)	67,718

	WHOLESALE - DISCRETIONARY - 0.7%
1,762	OPENLANE, Inc.(a)	44,825

	TOTAL COMMON STOCKS (Cost $5,129,131)	6,180,122

	SHORT-TERM INVESTMENT — 5.9%
	MONEY MARKET FUND - 5.9%
378,646	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.92% (Cost $378,646)(c)	378,646

	TOTAL INVESTMENTS - 102.7% (Cost $5,507,777)	$ 6,558,768
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7)%	(175,467)
	NET ASSETS - 100.0%	$ 6,383,301

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of securities on loan as of November 30, 2025 was $403,305. Collateral received from the borrower not disclosed in the schedule of investments has a value of $414,739 on November 30, 2025.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2025.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 94.5%
	Canada - 6.8%
960	Canadian Imperial Bank of Commerce	$ 82,685
4,990	Kinross Gold Corporation	140,269
		222,954
	Cayman Islands – 6.3%
35,800	Chow Tai Fook Jewellry Group Ltd.(a)	63,017
2,700	NetEase, Inc.(a)	74,689
12,800	Xiaomi Corp, Class B 144A(a),(b),(c)	68,040
		205,746
	China - 2.2%
5,700	BYD Company Ltd., H Shares(a)	71,636

	France - 8.6%
1,600	AXA S.A.(a)	72,268
1,940	Bureau Veritas S.A.(a)	62,055
760	Compagnie de Saint-Gobain(a)	75,836
490	Ipsen S.A.(a)	70,729
		280,888
	Germany - 5.2%
190	Allianz SE(a)	81,997
1,320	GEA Group AG(a)	89,420
		171,417
	Italy - 7.2%
1,850	Assicurazioni Generali SpA(a)	73,420
3,640	Eni SpA(a)	68,048
14,700	Intesa Sanpaolo SpA(a)	95,338
		236,806
	Japan - 19.2%
1,853	Hoshizaki Corporation(a)	62,543
1,700	Kao Corporation(a)	68,734
3,600	Mitsubishi Heavy Industries Ltd.(a)	91,175
2,100	Mizuho Financial Group, Inc.(a)	74,052
4,100	Obayashi Corporation(a)	83,581

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	Japan - 19.2% (Continued)
3,300	Otsuka Corporation(a)	$ 65,253
3,100	Sony Corporation(a)	90,955
3,000	Sumitomo Mitsui Financial Group, Inc.(a)	90,766
		627,059
	Korea (Republic Of) – 6.4%
1,130	Coway Company Ltd.(a)	66,443
910	KB Financial Group, Inc.(a)	77,836
180	SK Hynix, Inc.(a)	65,375
		209,654
	Luxembourg - 1.9%
7,030	Allegro.eu S.A. 144A(a),(b),(c)	61,776

	Malaysia - 1.9%
19,000	Tenaga Nasional BHD(a)	60,654

	Singapore - 3.0%
2,340	DBS Group Holdings Ltd.(a)	98,018

	Spain - 6.2%
9,700	Banco Santander S.A.(a)	104,028
8,865	CaixaBank S.A.(a)	98,968
		202,996
	Switzerland - 2.1%
520	Novartis AG(a)	67,834

	Taiwan Province of China - 6.3%
12,000	Hon Hai Precision Industry Company Ltd.(a)	86,220
410	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	119,519
		205,739

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	Thailand - 1.7%
40,700	CP All PLC.(a)	$ 54,960

	United Kingdom - 9.5%
1,920	BP PLC - ADR	69,312
820	Coca-Cola European Partners PLC	75,186
6,990	Rolls-Royce Holdings PLC(a)	98,660
1,100	Unilever PLC(a)	66,185
		309,343

	TOTAL COMMON STOCKS (Cost $2,168,020)	3,087,480

	EXCHANGE-TRADED FUNDS — 3.9%
	United States – 3.9%
1,200	iShares MSCI ACWI ETF	79,788
910	iShares MSCI India ETF	49,786

	TOTAL EXCHANGE-TRADED FUNDS (Cost $132,032)	129,574

	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
50,012	Dreyfus Institutional Preferred Government Money, Institutional Class, 3.92% (Cost $50,012)(d)	50,012

	TOTAL INVESTMENTS - 99.9% (Cost $2,350,064)	$ 3,267,066
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	4,898
	NET ASSETS - 100.0%	$ 3,271,964

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025 the total market value of 144A securities is 129,816 or 4.0% of net assets.
(d)	Rate disclosed is the seven day effective yield as of November 30, 2025.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5%
	BIOTECH & PHARMA - 45.6%
1,752	Amgen, Inc.	$ 605,246
200	Eli Lilly & Company	215,094
11,068	Exelixis, Inc.(a)	488,874
3,068	Gilead Sciences, Inc.	386,077
3,132	Incyte Corporation(a)	327,169
3,241	Jazz Pharmaceuticals PLC(a)	572,134
1,820	Johnson & Johnson	376,594
3,206	Merck & Company, Inc.	336,085
3,140	Novartis A.G. - ADR	409,456
1,735	Novo Nordisk A/S - ADR	85,622
670	Regeneron Pharmaceuticals, Inc.	522,727
1,160	United Therapeutics Corporation(a)	563,760
787	Vertex Pharmaceuticals, Inc.(a)	341,251
		5,230,089
	HEALTH CARE FACILITIES & SERVICES - 34.8%
3,429	Cardinal Health, Inc.	727,840
1,683	Cencora, Inc.	620,909
1,371	Cigna Group (The)	380,151
433	Elevance Health, Inc.	146,467
1,499	Ensign Group, Inc. (The)	278,124
1,050	IQVIA Holdings, Inc.(a)	241,511
849	Labcorp Holdings, Inc.	228,194
691	McKesson Corporation	608,854
790	Medpace Holdings, Inc.(a)	468,043
2,112	National HealthCare Corporation	287,844
		3,987,937
	MEDICAL EQUIPMENT & DEVICES - 15.6%
775	Intuitive Surgical, Inc.(a)	444,446
4,900	Lantheus Holdings, Inc.(a)	288,463
3,126	Medtronic PLC	329,262
825	Stryker Corporation	306,224
708	Thermo Fisher Scientific, Inc.	418,308
		1,786,703

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	SOFTWARE - 1.5%
700	Veeva Systems, Inc., Class A(a)	$ 168,203

	TOTAL COMMON STOCKS (Cost $5,978,689)	11,172,932

	SHORT-TERM INVESTMENT — 2.9%
	MONEY MARKET FUND - 2.9%
334,305	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.92% (Cost $334,305)(b)	334,305

	TOTAL INVESTMENTS - 100.4% (Cost $6,312,994)	$ 11,507,237
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(49,735)
	NET ASSETS - 100.0%	$ 11,457,502

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2025.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7%
	E-COMMERCE DISCRETIONARY - 7.8%
11,700	Amazon.com, Inc.(a)	$ 2,728,674
6,224	eBay, Inc.	515,285
		3,243,959
	ELECTRICAL EQUIPMENT - 1.2%
1,300	Rockwell Automation, Inc.	514,618

	INDUSTRIAL SUPPORT SERVICES - 1.9%
3,000	Applied Industrial Technologies, Inc.	776,460

	INTERNET MEDIA & SERVICES - 14.0%
12,020	Alphabet, Inc., Class C	3,847,843
2,998	Meta Platforms, Inc., Class A	1,942,554
		5,790,397
	SEMICONDUCTORS - 20.4%
6,500	Broadcom, Inc.	2,619,240
2,084	KLA Corporation	2,449,679
12,274	Kulicke & Soffa Industries, Inc.	553,680
15,910	NVIDIA Corporation	2,816,070
		8,438,669
	SOFTWARE - 27.4%
3,200	Adobe, Inc.(a)	1,024,416
7,000	Akamai Technologies, Inc.(a)	626,640
2,100	Crowdstrike Holdings, Inc., Class A(a)	1,069,236
7,242	Microsoft Corporation	3,563,136
7,414	Oracle Corporation	1,497,257
6,620	Salesforce, Inc.	1,526,175
3,200	Synopsys, Inc.(a)	1,337,632
2,925	Veeva Systems, Inc., Class A(a)	702,848
		11,347,340
	TECHNOLOGY HARDWARE - 10.5%
6,768	Apple, Inc.	1,887,257
32,000	Cisco Systems, Inc.	2,462,080
		4,349,337

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	TECHNOLOGY SERVICES - 15.5%
17,805	Amdocs Ltd.	$ 1,361,726
4,795	Jack Henry & Associates, Inc.	836,632
3,236	Mastercard, Inc., Class A	1,781,515
7,350	Visa, Inc., Class A	2,458,134
		6,438,007

	TOTAL COMMON STOCKS (Cost $9,790,367)	40,898,787

	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
687,369	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.92% (Cost $687,369)(b)	687,369

	TOTAL INVESTMENTS - 100.4% (Cost $10,477,736)	$ 41,586,156
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(160,508)
	NET ASSETS - 100.0%	$ 41,425,648

LTD	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2025.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	TOTAL INVESTMENTS – 0.0%	$ -
	OTHER ASSETS IN EXCESS OF LIABILITIES - 100.0% (Cost $692,066)	692,066
	NET ASSETS - 100.0%	$ 692,066

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	TOTAL INVESTMENTS – 0.0%	$ -
	OTHER ASSETS IN EXCESS OF LIABILITIES - 100.0% (Cost $710,568)	710,568
	NET ASSETS - 100.0%	$ 710,568

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 89.1%
	FIXED INCOME - 89.1%
670,348	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	$ 7,125,801
33,531	Vanguard Short-Term Bond Index Fund, Admiral Class	347,051
	TOTAL OPEN END FUNDS (Cost $7,249,046)	7,472,852

	SHORT-TERM INVESTMENT — 11.0%
	MONEY MARKET FUND - 11.0%
920,778	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.92% (Cost $920,778)(a)	920,778

	TOTAL INVESTMENTS - 100.1% (Cost $8,169,824)	$ 8,393,630
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(12,095)
	NET ASSETS - 100.0%	$ 8,381,535

(a)	Rate disclosed is the seven day effective yield as of November 30, 2025.

SARATOGA MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	TOTAL INVESTMENTS – 0.0%	$ -
	OTHER ASSETS IN EXCESS OF LIABILITIES - 100.0% (Cost $266,209)	266,206
	NET ASSETS - 100.0%	$ 266,209

SARATOGA U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.9%
	MONEY MARKET FUNDS - 99.9%
1,026,648	BlackRock Liquidity FedFund, Institutional Class, 3.88%(a)	$ 1,026,648
1,026,648	Dreyfus Government Cash Management, Institutional Class, 3.86%(a)	1,026,648
1,026,647	Federated Hermes Government Obligations Fund, Institutional Class, 3.80%(a)	1,026,647
1,026,646	JPMorgan US Government Money Market Fund, Capital Class, 3.88%(a)	1,026,646
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,106,589)	4,106,589

	TOTAL INVESTMENTS - 99.9% (Cost $4,106,589)	$ 4,106,589
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	4,106
	NET ASSETS - 100.0%	$ 4,110,695

(a)	Rate disclosed is the seven day effective yield as of November 30, 2025.

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 93.1%
	ALTERNATIVE - 3.9%
7,447	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 66,053

	EQUITY - 71.1%
2,299	Saratoga Health & Biotechnology Portfolio, Class I(a)	62,733
7,974	Saratoga Large Capitalization Growth Portfolio, Class I(a)	279,236
8,046	Saratoga Large Capitalization Value Portfolio, Class I(a)	242,499
13,732	Saratoga Mid Capitalization Portfolio, Class I(a)	208,998
21,138	Saratoga Small Capitalization Portfolio, Class I(a)	160,862
3,748	Saratoga Technology & Communications Portfolio, Class I(a)	114,252
3,255	Vanguard Total International Stock Index Fund, Admiral Class	130,837
		1,199,417
	FIXED INCOME - 18.1%
25,623	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	272,377
3,177	Vanguard Short-Term Bond Index Fund, Admiral Class	32,880
		305,257

	TOTAL OPEN END FUNDS (Cost $1,352,587)	1,570,727

	SHORT-TERM INVESTMENT — 7.4%
	MONEY MARKET FUNDS - 7.4%
124,454	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.92% (Cost $124,454)(b)	124,454

	TOTAL INVESTMENTS - 100.5% (Cost $1,477,041)	$ 1,695,181
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(8,502)
	NET ASSETS - 100.0%	$ 1,686,679

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2025.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 86.0%
	ALTERNATIVE - 7.9%
29,602	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 262,570

	EQUITY - 41.5%
13,881	Saratoga Large Capitalization Growth Portfolio, Class I(a)	486,107
13,764	Saratoga Large Capitalization Value Portfolio, Class I(a)	414,847
23,435	Saratoga Mid Capitalization Portfolio, Class I(a)	356,685
10,198	Saratoga Small Capitalization Portfolio, Class I(a)	77,610
1,254	Vanguard Total International Stock Index Fund, Admiral Class	50,392
		1,385,641
	FIXED INCOME - 36.6%
105,647	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	1,123,029
9,500	Vanguard Short-Term Bond Index Fund, Admiral Class	98,329
		1,221,358

	TOTAL OPEN END FUNDS (Cost $2,592,860)	2,869,569

	SHORT-TERM INVESTMENTS — 14.2%
	MONEY MARKET FUNDS - 14.2%
476,425	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.92% (Cost $476,425)(b)	476,425

	TOTAL INVESTMENTS - 100.2% (Cost $3,069,285)	$ 3,345,994
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(7,957)
	NET ASSETS - 100.0%	$ 3,338,037

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2025.

SARATOGA MODERATE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 90.7%
	ALTERNATIVE - 5.9%
17,056	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 151,284

	EQUITY - 59.8%
1,869	Saratoga Health & Biotechnology Portfolio, Class I(a)	51,006
13,066	Saratoga Large Capitalization Growth Portfolio, Class I(a)	457,582
13,109	Saratoga Large Capitalization Value Portfolio, Class I(a)	395,105
22,208	Saratoga Mid Capitalization Portfolio, Class I(a)	338,005
15,608	Saratoga Small Capitalization Portfolio, Class I(a)	118,775
3,179	Saratoga Technology & Communications Portfolio, Class I(a)	96,900
1,919	Vanguard Total International Stock Index Fund, Admiral Class	77,155
		1,534,528
	FIXED INCOME - 25.0%
53,954	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	573,535
6,656	Vanguard Short-Term Bond Index Fund, Admiral Class	68,894
		642,429

	TOTAL OPEN END FUNDS (Cost $2,014,005)	2,328,241

	SHORT-TERM INVESTMENTS — 9.6%
	MONEY MARKET FUNDS - 9.6%
245,782	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.92% (Cost $245,782)(b)	245,782

	TOTAL INVESTMENTS - 100.3% (Cost $2,259,787)	$ 2,574,023
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(8,042)
	NET ASSETS - 100.0%	$ 2,565,981

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2025.

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 91.6%
	ALTERNATIVE - 4.9%
7,063	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 62,647

	EQUITY - 64.1%
1,167	Saratoga Health & Biotechnology Portfolio, Class I(a)	31,849
6,226	Saratoga Large Capitalization Growth Portfolio, Class I(a)	218,032
6,321	Saratoga Large Capitalization Value Portfolio, Class I(a)	190,528
10,663	Saratoga Mid Capitalization Portfolio, Class I(a)	162,290
12,153	Saratoga Small Capitalization Portfolio, Class I(a)	92,481
2,006	Saratoga Technology & Communications Portfolio, Class I(a)	61,145
1,595	Vanguard Total International Stock Index Fund, Admiral Class	64,136
		820,461
	FIXED INCOME - 22.6%
24,230	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	257,569
3,017	Vanguard Short-Term Bond Index Fund, Admiral Class	31,228
		288,797

	TOTAL OPEN END FUNDS (Cost $1,009,558)	1,171,905

	SHORT-TERM INVESTMENTS — 8.9%
	MONEY MARKET FUNDS - 8.9%
113,697	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.92% (Cost $113,697)(b)	113,697

	TOTAL INVESTMENTS - 100.5% (Cost $1,123,255)	$ 1,285,602
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(6,895)
	NET ASSETS - 100.0%	$ 1,278,707

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2025.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 90.0%
	ALTERNATIVE - 6.9%
7,100	Eaton Vance Global Macro Absolute Return Fund, Class I	$ 62,978

	EQUITY - 53.6%
4,227	Saratoga Large Capitalization Growth Portfolio, Class I(a)	148,036
4,245	Saratoga Large Capitalization Value Portfolio, Class I(a)	127,935
7,521	Saratoga Mid Capitalization Portfolio, Class I(a)	114,473
7,776	Saratoga Small Capitalization Portfolio, Class I(a)	59,175
1,032	Vanguard Total International Stock Index Fund, Admiral Class	41,489
		491,108
	FIXED INCOME - 29.5%
22,955	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	244,008
2,604	Vanguard Short-Term Bond Index Fund, Admiral Class	26,946
		270,954

	TOTAL OPEN END FUNDS (Cost $726,390)	825,040

	SHORT-TERM INVESTMENTS — 10.5%
	MONEY MARKET FUNDS - 10.5%
96,771	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.92% (Cost $96,771)(b)	96,771

	TOTAL INVESTMENTS - 100.5% (Cost $823,161)	$ 921,811
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(4,920)
	NET ASSETS - 100.0%	$ 916,891

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2025.